Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our current cybersecurity risk assessment and protection program consists of various cybersecurity software features designed to protect our systems and data and alert us of any cybersecurity incidents, such as software to strengthen protection against forms of malware, including ransomware, spyware, keyloggers and adware and various measures which limit the ability of different sectors within our organization to access certain types of information. We also maintain backups to our systems and data which would help us in recovery and mitigation in the event of a cybersecurity incident. Additionally, we work with external service providers that provide us with information technology services, including the assessment and identification of risks from cybersecurity threats and to help manage our risk assessment program.

The oversight of cybersecurity threats is undertaken by our CFO, who has experience in various leadership and consultancy roles. In the event of a material incident or threat, our CEO is notified as well. The CEO would then be expected to report the threat to the audit committee of the Board of Directors, which is responsible for oversight of strategic, financial and other major risks to the Company, which could include those posed by cybersecurity threats. The level of each risk would be determined by considering the impact of the risk itself and the likelihood of the risk materializing and high scoring risks are actioned upon. The Company’s risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data. See “Item 3.D Risk Factors—Risks Related to Our Business and Strategy—Our internal computer systems, or those of our CROs or other contractors or consultants, may fail or suffer security breaches, which could result in a disruption of our drug development programs.”

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]	The oversight of cybersecurity threats is undertaken by our CFO, who has experience in various leadership and consultancy roles. In the event of a material incident or threat, our CEO is notified as well. The CEO would then be expected to report the threat to the audit committee of the Board of Directors, which is responsible for oversight of strategic, financial and other major risks to the Company, which could include those posed by cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CEO would then be expected to report the threat to the audit committee of the Board of Directors
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false